Derivative Instruments (Details) - Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Loss [Line Items]
Total	$ (652)	$ (671)
Forward contracts [Member]
Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Loss [Line Items]
Total		(151)
Option contracts [Member]
Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Loss [Line Items]
Total	$ (652)	$ (520)